Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues	¥ 6,452,030	$ 922,628	¥ 7,039,587	¥ 7,184,135
Cost of revenues (including related party transactions of RMB62,372, RMB70,493 and RMB45,510 (US$6,508) for the years ended December 31, 2023, 2024 and 2025, respectively)	(1,783,831)	(255,084)	(1,483,220)	(1,411,881)
Gross profit	4,668,199	667,544	5,556,367	5,772,254
Operating expenses:
Sales and marketing expenses	(2,532,667)	(362,167)	(2,988,169)	(3,012,479)
General and administrative expenses (including reversal of allowance for credit losses of RMB24,359 for the years ended December 31, 2023, and provision for credit losses of RMB35,293 and provision for credit losses of RMB32,667 (US$4,671) for the years ended December 31, 2024 and 2025, respectively)	(504,013)	(72,072)	(534,809)	(537,979)
Product development expenses	(1,063,746)	(152,114)	(1,318,443)	(1,348,472)
Total Operating expenses (including related party transactions of RMB128,155, RMB139,653 and RMB127,968 (US$18,299) for the years ended December 31, 2023, 2024 and 2025, respectively)	(4,100,426)	(586,353)	(4,841,421)	(4,898,930)
Other operating income, net	201,514	28,816	288,551	264,101
Operating profit	769,287	110,007	1,003,497	1,137,425
Interest and investment income, net (including related party transactions of RMB202,304, RMB215,253 and RMB114,424 (US$16,362) for the years ended December 31, 2023, 2024 and 2025, respectively)	659,810	94,352	791,905	831,006
Share of results of equity method investments	102,770	14,695	(109,094)	29,133
Income before income taxes	1,531,867	219,054	1,686,308	1,997,564
Income tax expenses	(141,745)	(20,269)	(62,959)	(72,155)
Net income	1,390,122	198,785	1,623,349	1,925,409
Net loss attributable to noncontrolling interests	52,708	7,537	57,774	9,901
Net income attributable to Autohome Inc.	1,442,830	206,322	1,681,123	1,935,310
Accretion of mezzanine equity	(189,661)	(27,121)	(172,596)	(153,294)
Accretion attributable to noncontrolling interests	131,964	18,870	111,035	98,071
Net income attributable to ordinary shareholders	¥ 1,385,133	$ 198,071	¥ 1,619,562	¥ 1,880,087
Earnings per share attributable to ordinary shareholders:
Basic | (per share)	¥ 2.95	$ 0.42	¥ 3.34	¥ 3.84
Diluted | (per share)	¥ 2.93	$ 0.42	¥ 3.33	¥ 3.83
Weighted average number of shares used to compute earnings per share attributable to common stockholders:
Basic	470,186,664	470,186,664	484,945,912	489,952,172
Diluted	472,096,864	472,096,864	486,552,724	491,252,460
Net income	¥ 1,390,122	$ 198,785	¥ 1,623,349	¥ 1,925,409
Other comprehensive income
Foreign currency translation adjustments	(95,890)	(13,712)	52,825	72,936
Comprehensive income	1,294,232	185,073	1,676,174	1,998,345
Comprehensive loss attributable to noncontrolling interests	52,761	7,545	57,699	9,956
Comprehensive income attributable to Autohome Inc.	¥ 1,346,993	$ 192,618	¥ 1,733,873	¥ 2,008,301
ADR [Member]
Earnings per share attributable to ordinary shareholders:
Basic | (per share)	¥ 11.78	$ 1.69	¥ 13.36	¥ 15.35
Diluted | (per share)	¥ 11.74	$ 1.68	¥ 13.31	¥ 15.31
Media Services [Member]
Net revenues:
Total net revenues	¥ 1,153,419	$ 164,937	¥ 1,523,075	¥ 1,870,819
Leads Generation Services [Member]
Net revenues:
Total net revenues	2,709,235	387,415	3,135,885	3,111,805
Online Marketplace And Other Service [Member]
Net revenues:
Total net revenues	¥ 2,589,376	$ 370,276	¥ 2,380,627	¥ 2,201,511